UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22029

Name of Fund: Dow 30(SM) Enhanced Premium & Income Fund Inc. (DPO)

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Mitchell M. Cox, Chief Executive Officer,
      Dow 30(SM) Enhanced Premium & Income Fund Inc., 4 World Financial Center, 6th Floor, New York, New York 10080.

Registrant's telephone number, including area code: (877) 449-4742

Date of fiscal year end: 12/31/2008

Date of reporting period: 01/01/2008 - 03/31/2008

Item 1 - Schedule of Investments

Dow 30 Enhanced Premium and Income Fund Inc.
Schedule of Investments as of March 31, 2008 (Unaudited)

                                                           Shares
Industry                                                     Held   Common Stocks                                         Value
-----------------------------------------------------------------------------------------------------------------------------------
Aerospace & Defense - 9.3%                                277,400   Boeing Co.                                        $  20,630,238
                                                          277,400   United Technologies Corp.                            19,090,668
                                                                                                                      -------------
                                                                                                                         39,720,906
-----------------------------------------------------------------------------------------------------------------------------------
Automobiles - 1.2%                                        277,400   General Motors Corp.                                  5,284,470
-----------------------------------------------------------------------------------------------------------------------------------
Beverages - 3.9%                                          277,400   The Coca-Cola Co.                                    16,885,338
-----------------------------------------------------------------------------------------------------------------------------------
Chemicals - 3.0%                                          277,400   E.I. du Pont de Nemours & Co.                        12,971,224
-----------------------------------------------------------------------------------------------------------------------------------
Computers & Peripherals - 10.4%                           277,400   Hewlett-Packard Co.                                  12,666,084
                                                          277,400   International Business Machines Corp.                31,939,836
                                                                                                                      -------------
                                                                                                                         44,605,920
-----------------------------------------------------------------------------------------------------------------------------------
Consumer Finance - 2.8%                                   277,400   American Express Co.                                 12,127,928
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Financial Services - 6.6%                     277,400   Bank of America Corp.                                10,516,234
                                                          277,400   Citigroup, Inc.                                       5,941,908
                                                          277,400   JPMorgan Chase & Co.                                 11,914,330
                                                                                                                      -------------
                                                                                                                         28,372,472
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication Services - 4.8%             277,400   AT&T Inc.                                            10,624,420
                                                          277,400   Verizon Communications, Inc.                         10,111,230
                                                                                                                      -------------
                                                                                                                         20,735,650
-----------------------------------------------------------------------------------------------------------------------------------
Food & Staples Retailing - 3.4%                           277,400   Wal-Mart Stores, Inc.                                14,613,432
-----------------------------------------------------------------------------------------------------------------------------------
Hotels, Restaurants & Leisure - 3.6%                      277,400   McDonald's Corp.                                     15,470,598
-----------------------------------------------------------------------------------------------------------------------------------
Household Products - 4.5%                                 277,400   The Procter & Gamble Co.                             19,437,418
-----------------------------------------------------------------------------------------------------------------------------------
Industrial Conglomerates - 7.5%                           277,400   3M Co.                                               21,956,210
                                                          277,400   General Electric Co.                                 10,266,574
                                                                                                                      -------------
                                                                                                                         32,222,784
-----------------------------------------------------------------------------------------------------------------------------------
Insurance - 2.8%                                          277,400   American International Group, Inc.                   11,997,550
-----------------------------------------------------------------------------------------------------------------------------------
Machinery - 5.1%                                          277,400   Caterpillar, Inc.                                    21,717,646
-----------------------------------------------------------------------------------------------------------------------------------
Media - 2.0%                                              277,400   Walt Disney Co.                                       8,704,812
-----------------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 2.3%                                    277,400   Alcoa, Inc.                                          10,003,044
-----------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels - 11.0%                       277,400   Chevron Corp.                                        23,678,864
                                                          277,400   Exxon Mobil Corp.                                    23,462,492
                                                                                                                      -------------
                                                                                                                         47,141,356
-----------------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 8.0%                                    277,400   Johnson & Johnson                                    17,994,938
                                                          277,400   Merck & Co., Inc.                                    10,527,330
                                                          277,400   Pfizer, Inc.                                          5,805,982
                                                                                                                      -------------
                                                                                                                         34,328,250
-----------------------------------------------------------------------------------------------------------------------------------
Semiconductors & Semiconductor Equipment - 1.4%           277,400   Intel Corp.                                           5,875,332
-----------------------------------------------------------------------------------------------------------------------------------
Software - 1.9%                                           277,400   Microsoft Corp.                                       7,872,612
-----------------------------------------------------------------------------------------------------------------------------------
Specialty Retail - 1.8%                                   277,400   Home Depot, Inc.                                      7,758,878
-----------------------------------------------------------------------------------------------------------------------------------
                                                                    Total Common Stocks
                                                                    (Cost - $463,970,463) - 97.3%                       417,847,620
-----------------------------------------------------------------------------------------------------------------------------------

                                                      Face Amount   Short-Term Securities
-----------------------------------------------------------------------------------------------------------------------------------
Government National Bills - 5.6%                      $24,000,000   U.S. Treasury Bills, 2.12% due 4/17/2008             23,977,387
-----------------------------------------------------------------------------------------------------------------------------------
Time Deposits - 2.8%                                   12,133,014   State Street Bank & Trust Co., 1.25%
                                                                    due 4/01/2008                                        12,133,014
-----------------------------------------------------------------------------------------------------------------------------------
                                                                    Total Short-Term Securities
                                                                    (Cost - $36,110,401) - 8.4%                          36,110,401
-----------------------------------------------------------------------------------------------------------------------------------
                                                                    Total Investments Before Options Written
                                                                    (Cost - $500,080,864*) - 105.7%                     453,958,021
-----------------------------------------------------------------------------------------------------------------------------------

Dow 30 Enhanced Premium and Income Fund Inc.
Schedule of Investments as of March 31, 2008 (Unaudited)

                                                        Number of
                                                        Contracts   Options Written                                       Value
-----------------------------------------------------------------------------------------------------------------------------------
Call Options Written                                        1,580   3M Co., expiring April 2008 at USD 80.65,
                                                                    Broker UBS Warburg                                $    (126,084)
                                                            1,800   AT&T Inc., expiring April 2008 at USD 35,
                                                                    Broker JPMorgan Chase                                  (568,800)
                                                            1,580   Alcoa, Inc., expiring April 2008 at USD 35.87,
                                                                    Broker UBS Warburg                                      (89,112)
                                                            1,580   American Express Co., expiring April 2008 at
                                                                    USD 47.318, Broker Deutsche Bank AG                      (1,311)
                                                            1,580   American International Group, Inc., expiring
                                                                    April 2008 at USD 46.536,
                                                                    Broker Deutsche Bank AG                                  (5,103)
                                                            1,580   Bank of America Corp., expiring April 2008 at
                                                                    USD 43.097, Broker BNP Paribas                           (3,160)
                                                            1,580   Boeing Co., expiring April 2008 at USD 86.33,
                                                                    Broker UBS Warburg                                           (2)
                                                            1,580   Caterpillar, Inc., expiring April 2008 at
                                                                    USD 72.37, Broker UBS Warburg                          (935,834)
                                                            1,580   Chevron Corp., expiring April 2008 at
                                                                    USD 85.658, Broker HSBC Securities                     (202,240)
                                                            1,580   Citigroup, Inc., expiring April 2008 at
                                                                    USD 26.603, Broker Deutsche Bank AG                          (2)
                                                            1,580   The Coca-Cola Co., expiring April 2008 at
                                                                    USD 58.42, Broker Deutsche Bank AG                     (411,416)
                                                            1,580   E.I. du Pont de Nemours & Co., expiring
                                                                    April 2008 at USD 47.126,
                                                                    Broker Deutsche Bank AG                                 (33,717)
                                                            1,800   Exxon Mobil Corp., expiring April 2008 at
                                                                    USD 90.284, Broker JPMorgan Chase                       (54,000)
                                                            1,580   General Electric Co., expiring April 2008 at
                                                                    USD 35.33, Broker JPMorgan Chase                       (271,760)
                                                            1,580   General Motors Corp., expiring April 2008 at
                                                                    USD 26.724, Broker Deutsche Bank AG                          (2)
                                                            1,800   Hewlett-Packard Co., expiring April 2008 at
                                                                    USD 49.429, Broker Deutsche Bank AG                     (45,180)
                                                            1,580   Home Depot, Inc., expiring April 2008 at
                                                                    USD 27.583, Broker HSBC Securities                     (139,040)
                                                            1,800   Intel Corp., expiring April 2008 at USD
                                                                    20.967, Broker JPMorgan Chase                          (171,000)
                                                            1,580   International Business Machines Corp., expiring
                                                                    April 2008 at USD 106.87, Broker UBS Warburg         (1,322,934)
                                                              790   JPMorgan Chase & Co., expiring April 2008 at
                                                                    USD 43.035                                              (80,580)
                                                              790   JPMorgan Chase & Co., expiring April 2008 at
                                                                    USD 43.258, Broker BNP Paribas                          (71,890)
                                                            1,580   Johnson & Johnson, expiring April 2008 at
                                                                    USD 64.236, Broker JPMorgan Chase                      (178,540)
                                                            1,580   McDonald's Corp., expiring April 2008 at
                                                                    USD 56.196, Broker Deutsche Bank AG                    (109,383)
                                                            1,580   Merck & Co., Inc., expiring April 2008 at
                                                                    USD 49.50, Broker Deutsche Bank AG                           (2)

Dow 30 Enhanced Premium and Income Fund Inc.
Schedule of Investments as of March 31, 2008 (Unaudited)

                                                        Number of
                                                        Contracts   Options Written                                       Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                            1,800   Microsoft Corp., expiring April 2008 at
                                                                    USD 28.562, Broker Deutsche Bank AG               $    (134,442)
                                                            1,800   Pfizer, Inc., expiring April 2008 at
                                                                    USD 22.98, Broker UBS Warburg                            (2,520)
                                                            1,800   The Procter & Gamble Co., expiring April 2008
                                                                    at USD 67.882, Broker HSBC Securities                  (475,200)
                                                            1,800   United Technologies Corp., expiring April 2008
                                                                    at USD 73.659, Broker Banc of America                   (51,522)
                                                            1,800   Verizon Communications, Inc., expiring
                                                                    April 2008 at USD 36.50,
                                                                    Broker JPMorgan Chase                                  (149,400)
                                                            1,800   Wal-Mart Stores, Inc., expiring April 2008 at
                                                                    USD 51.944, Broker HSBC Securities                     (293,400)
                                                            1,580   Walt Disney Co., expiring April 2008 at
                                                                    USD 33.11, Broker UBS Warburg                                (2)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                    Total Options Written
                                                                    (Premiums Received - $9,229,303) - (1.4%)            (5,927,578)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                    Total Investments, Net of Options Written
                                                                    (Cost - $490,851,561) - 104.3%                      448,030,443
                                                                    Liabilities in Excess of Other Assets - (4.3%)      (18,459,007)
                                                                                                                      -------------
                                                                    Net Assets - 100.0%                               $ 429,571,436
                                                                                                                      =============

* The cost and unrealized appreciation (depreciation) of investments as of March 31, 2008, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                              $ 500,080,864
                                                                  =============
      Gross unrealized appreciation                               $  10,485,836
      Gross unrealized depreciation                                 (56,608,679)
                                                                  -------------
      Net unrealized depreciation                                 $ (46,122,843)
                                                                  =============

o     Total return swaps outstanding as of March 31, 2008 were as follows:

      -----------------------------------------------------------------------------------------------------------------

                       Receive                                                              Notional        Unrealized
      Counterparty     Total Return                    Pay               Expiration          Amount        Depreciation
      -----------------------------------------------------------------------------------------------------------------
      Deutsche         Dow Jones               12-month LIBOR rate
      Bank AG          Industrial Average      with a negotiated
                       Index - Total Return    spread                     June 2008       $ 40,010,360     $ (6,996,430)

      HSBC Bank        Dow Jones               12-month LIBOR rate
      USA NA           Industrial Average      with a negotiated
                       Index - Total Return    spread                     June 2008       $ 79,000,000     $ (8,579,875)

      HSBC Bank        Dow Jones               12-month LIBOR rate
      USA NA           Industrial Average      with a negotiated
                       Index - Total Return    spread                   December 2008     $ 25,000,000     $ (1,834,553)
      -----------------------------------------------------------------------------------------------------------------
      Total                                                                                                $(17,410,858)
                                                                                                           ============

o For Fund portfolio compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

Dow 30 Enhanced Premium and Income Fund Inc.

o Effective January 1, 2008, the Dow 30 Enhanced Premium and Income Fund Inc. (the "Fund") adopted FASB Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:
            o Level 1 - price quotations in active markets/exchanges for identical securities
            o Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)
            o Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of March 31, 2008 in determining the fair valuation of the Fund's investments:

--------------------------------------------------------------------------------
                                            Investments in       Other Financial
Valuation Inputs                              Securities           Instruments*
--------------------------------------------------------------------------------
Level 1                                     $453,958,021                     0
Level 2                                                0          $(23,338,436)
Level 3                                                0                     0
--------------------------------------------------------------------------------
Total                                       $453,958,021          $(23,338,436)
================================================================================
*Other financial instruments are derivative instruments such as options and swaps.

Item 2 -    Controls and Procedures

2(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 -    Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dow 30(SM) Enhanced Premium & Income Fund Inc.


By: /s/ Mitchell M. Cox
    --------------------
    Mitchell M. Cox
    Chief Executive Officer (principal executive officer) of
    Dow 30(SM) Enhanced Premium & Income Fund Inc.

Date: May 21, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Mitchell M. Cox
    --------------------
    Mitchell M. Cox
    Chief Executive Officer (principal executive officer) of
    Dow 30(SM) Enhanced Premium & Income Fund Inc.

Date: May 21, 2008


By: /s/ James E. Hillman
    --------------------
    James E. Hillman
    Chief Financial Officer (principal financial officer) of
    Dow 30(SM) Enhanced Premium & Income Fund Inc.

Date: May 21, 2008